Offerings	Nov. 04, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Notes due 2029
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99977
Maximum Aggregate Offering Price	$ 599,862,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,840.95
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form S-3 (File No. 333-270013) in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Notes due 2035
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99923
Maximum Aggregate Offering Price	$ 399,692,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,197.47
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form S-3 (File No. 333-270013) in accordance with Rules 456(b) and 457(r) under the Securities Act.